Financial risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management

12	Financial risk management

Accounting policies

The Company’s activities expose it to a variety of financial risks: (a) market risk (including currency risk, interest rate risk and commodities price risk); (b) credit risk; and (c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indices and denominated in USD. Part of the production costs, however, are denominated in BRL and Peruvian Soles (“PEN”), and therefore, there is a mismatch of currencies between revenues and costs. Additionally, the Company has debt linked to different indices and currencies, which may impact its cash flows.

To mitigate the potential adverse effects of each financial risk factor, the Company follows a Financial Risk Management Policy that establishes governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee of the Board of Directors, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in such Policy.

(a)	Market risk

The purpose of the market risk management process and all related actions is intended to protect the Company’s cash flows against adverse events, such as changes in foreign exchange rates, interest rates and commodity prices, to maintain the ability to pay financial obligations, and to comply with liquidity and indebtedness levels defined by management.

(i)	Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments related to cash and cash equivalents, financial investments, loans and financing, and other financial instruments. The main sensitivities are the exposure to changes in the USD exchange rate, the Interbank Deposit Certificate (“CDI”) interest rates, the National Broad Consumer Price Index (“IPCA”), the Secured Overnight Funding Rate (“SOFR”) and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company's policies. The scenarios on December 31, 2025, are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2025, according to the base scenario defined by the Company for March 31, 2026.
•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2025.
•	Scenario III considers a change of + or -50% in the market forward yield curves as of December 31, 2025.

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2025	Amount	Changes from 2025	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
USD	5,5024	12,513	(1.20%)	(150)	(3,128)	(6,256)	3,128	6,256	-	-	-	-	-
EUR	6,4692	4,856	(0.42%)	(20)	(1,214)	(2,428)	1,214	2,428	-	-	-	-	-
PEN	1,6365	51,177	(4.75%)	(2,429)	(12,794)	(25,588)	12,794	25,588	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	134,737	(72,92) bps	(983)	(5,019)	(10,038)	5,019	10,038	-	-	-	-	-

Loans and financings
Foreign exchange rates
USD	5,5024	180,080	(1.20%)	2,161	45,020	90,040	(45,020)	(90,040)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	130,157	(72,92) bps	949	4,848	9,697	(4,848)	(9,697)	-	-	-	-	-
USD - SOFR	3.64%	180,080	(27) bps	488	1,638	3,275	(1,638)	(3,275)	-	-	-	-	-
IPCA - TLP	4.26%	166,364	6 bps	(102)	1,772	3,544	(1,772)	(3,544)	-	-	-	-	-
BRL - TJLP	9.07%	18,047	11 bps	(20)	409	818	(409)	(818)	-	-	-	-	-

Other financial instruments
Foreign exchange rates
USD	5,5024	750,000	(1.20%)	1,559	42,818	128,453	(25,691)	(42,818)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	750,000	(72,92) bps	108	570	1,199	(519)	(992)	-	-	-	-	-
USD - SOFR	3.64%	870,943	27 bps	23	113	226	(113)	(225)	9	99	199	(97)	(194)
Dollar coupon	4.81%	650,000	(41) bps	(2,617)	30,324	60,649	(30,324)	(60,649)	-	-	-	-	-
Commodities price
Zinc	3,063.50	743,061	(6.97%)	9,676	27,379	54,757	(27,378)	(54,757)	(3,880)	(10,978)	(21,957)	10,978	21,957
Gold	4,337.88	8,968	(12.98%)	-	-	-	-	-	628	1,506	3,716	2	(3,473)
Silver	71,99	118,914	(41.66%)	-	-	-	-	-	24,057	13,506	33,436	(15,857)	(37,075)

(ii)	Foreign exchange risk

Foreign exchange risk is managed through the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

The Company’s Financial Risk Management Policy establishes guidelines and rules to manage the Foreign Exchange Risk, to consist in finance projects / companies in the same currency of its future cash flows (i.e. a project/company that will generate cash flows indexed to USD must be primarily financed with borrowings denominated in the same currency). This strategy aims to reduce the impact of currency on the project's/company’s cash flows, since revenues and expenses are denominated in the same currency.

Presented below are the financial assets and liabilities in foreign currencies on December 31, 2025. These mainly results from NEXA BR’s operations, for which the functional currency is the BRL and some other receivables related to tax claim payments, which are made in Peruvian Soles.

Intercompany loans balances are fully eliminated in the consolidated financial statements. However, the related foreign exchange gain or loss is not, and is presented as foreign exchange effects.

USD amounts of foreign currency balances	2025	2024
Assets
Cash, cash equivalents and financial investments	125,345	98,067
Other financial instruments	28,243	70
Trade accounts receivables	20,946	19,553
	174,534	117,690
Liabilities
Loans and financings	312,115	297,199
Other financial instruments	21,021	238
Trade payables	205,414	162,288
Confirming payables	102,252	28,518
Lease liabilities	44,184	42,357
Use of public assets	18,808	18,047
	703,794	548,647

Net exposure	(529,260)	(430,957)

(iii)	Interest rate risk

The Company's interest rate risk primarily arises from its long-term loans. Floating-rate loans expose the Company to cash flow interest rate risk, as changes in market rates directly impact future interest payments. Conversely, fixed-rate instruments may expose the Company to fair value risk, as fluctuations in market interest rates affect the fair value of the hedged instruments. For further details on interest rates, refer to note 24.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against changes in interest rates that impact on the Company’s cash flow. Exposure to each interest rate is projected until the maturity of the assets and liabilities are exposed to this index. Occasionally the Company enters floating to fixed interest rate swaps to manage its cash flow interest rate risk. In the case of loans and financings contracted together with swaps, the Company accounts for them under the fair value option to eliminate the accounting mismatch that would arise if amortized cost were used. Occasionally the Company enters floating to fixed interest rate swaps to manage its cash flow interest rate risk.

(iv)	Commodity price risk

The Company's commodity price risk primarily arises from the volatility in the prices of the commodities it produces, including zinc, copper, lead, and the gold and silver contained within these concentrates. Price fluctuations depend on various factors such as global demand, production capacity, inventory levels, commercial strategies adopted by major producers, and the availability of substitutes in the global market. These changes can directly impact the Company's revenue and profitability.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the Company's cash flows. The exposure to the price of each commodity considers the monthly production projections, inputs purchases, and the maturity flows of hedges associated with them.

Commodity prices hedge transactions are classified into the following hedging strategies:

Hedges for concentrates and metals contained in concentrate sales (Strategic Hedges)

The strategic hedge objective is to reduce the volatility of cash flows due to price fluctuations in London Metal Exchange (LME) prices for zinc, copper, and lead, as well as London Bullion Market Association (LBMA) prices for silver and gold contained within these concentrates. This approach helps ensure a more predictable operating margin.

The hedged items are the proportion of payable metals (zinc, copper, lead, gold, and silver) within the sold concentrates, priced by the London Metal Exchange or the London Bullion Market Association. This strategy can be implemented through the sale of forward contracts or zero-cost collar contracts.

Hedges for mismatches of quotational periods (Book Hedge)

The book hedge objective is to mitigate the risk of mismatches in quotational periods arising between the purchases of concentrate or processed metal and the sale of processed metal. These transactions usually involve the purchases and sales of zinc for future trading on the over-the-counter market.

For this strategy, the hedged items are the percentages of payable zinc contained in the purchased concentrates by the smelters and the percentages of payable zinc contained in the sold metals. Concentrates from integrated own mines, and consequently the metals produced from these concentrates, do not participate in this strategy as they do not bear the risk of mismatches of quotation periods.

Hedge for non-standard price metal sales (Customer Hedge)

The customer hedge objective is to maintain the revenues of a business unit linked to a standard London Metal Exchange (LME) quotational period (QP) price, converting non-standard QPs offered to specific customers to a standard QP. For this strategy, the hedged item is the percentage of payable metal contained in the processed metals sold with the price negotiated on the London Metal Exchange.

(b)	Credit risk

Trade receivables, derivative financial instruments, term deposits, bank deposit certificates ("CDBs"), and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions, investment funds and other entities engaged in or providing financial services, such as cash management, funding and working capital management, and derivative transactions, and all eligible counterparties including financial institutions and investment funds that have, at least, a rating from two of the following international rating agencies: Fitch, Moody’s or Standard & Poor’s, with the Company always applying the most conservative rating available.

The minimum rating required for counterparties is determined as follows:

- Onshore operations:

(i) at least an “A” rating on the local scale when two or more local ratings exist; or

(ii) at least an “AA-” rating on the local scale when only one local rating is available; or

(iii)at least a “BBB-” rating on the global scale when there is no local rating, but two or more global ratings exist; or

(iv) at least a “BBB+” rating on the global scale when only one global rating is available; or

(v) if the counterparty does not have a local or global rating or does not meet these minimum criteria, the rating of its immediate parent or ultimate holding company must be used, which must be at least “A” on the global scale from two agencies, or “AA-” from one agency.

- Offshore operations:

(i) at least a “BBB-” rating on the global scale when the counterparty is rated by two or more agencies, or

(ii) at least a “BBB+” rating when rated by only one agency; or

(iii) rating "BBB-", or equivalent, on a global scale by two rating agencies.

The prior country-specific exceptions for Peru and Luxembourg were eliminated, as the updated rating matrix provides a unified and comprehensive framework for all jurisdictions. If only a global rating exists, the updated minimum criteria described above shall apply depending on the number of agencies providing the rating. In the case of a counterparty that does not have its own credit rating, the Company must evaluate the rating of its immediate parent company; if the parent does not meet the policy criteria, the rating of the ultimate parent or holding company must be used. Additionally, if a counterparty does not meet the minimum rating requirements but offers a guarantor, the rating of the guarantor may be used, provided that the guarantor satisfies all minimum rating criteria and the guarantee fully covers the Company’s exposure for all types of transactions with the counterparty.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions. This methodology uses Monte Carlo simulations to estimate the potential exposure before the settlement date in the event of a counterparty defaulting on the financial commitments defined by contract. The global ratings were obtained from the rating agencies Fitch, Moody’s or Standard & Poor’s ratings and are related to commitments in foreign or local currency, and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, considering mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to mitigate the credit risk. Additionally, most sales to the United States of America, Europe and Asia are collateralized by letters of credit and credit insurance.

The carrying amount of the Company’s financial instruments best represents the maximum exposure to their credit risk.

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments. The variations presented are mainly related to the Company's transactions in the year and not to changes in the counterparties’ ratings.

			2025			2024
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	64,464	-	64,464	251,962	-	251,962
AA+	1	-	1	1	-	1
AA	-	57,071	57,071	-	95,461	95,461
AA-	-	32,544	32,544	-	18,714	18,714
A+	-	172,533	172,533	-	127,151	127,151
A	-	331	331	8,265	24,749	33,014
A-	-	29,923	29,923	-	61,935	61,935
BBB+	-	58,527	58,527	-	-	-
BBB	-	52,290	52,290	-	-	-
No rating (i)	48,186	1	48,187	11,899	20,400	32,299
	112,651	403,220	515,871	272,127	348,410	620,537
			2025			2024
	Local rating	Global rating	Total	Local rating	Global rating	Total
Financial investments
AAA	5,608	-	5,608	19,638	-	19,638
No rating (i)	79	-	79	55	-	55
	5,687	-	5,687	19,693	-	19,693
Derivative financial instruments
AAA	2,089	-	2,089	71	-	71
AA	-	4,421	4,421	-	-	-
A+	-	2,014	2,014	-	450	450
A	-	-	-	-	842	842
A-	-	28,243	28,243	-	3,919	3,919
	2,089	34,678	36,767	71	5,211	5,282
Other assets
AAA	1,080	-	1,080	883	-	883
	1,080	-	1,080	883	-	883

(i) Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

(c)	Liquidity risk

Liquidity risk is managed through the Company's Financial Risk Management Policy, which aims to ensure the availability of funds to meet the Company’s financial obligations. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date. Financial institutions that provide the Company with financial services are within Nexa’s rating policies and at the same level of the ones provided for the Company’s credit risk.

A substantial part of the confirming payables arrangement is with one financial institution. However, there are other financial institutions that the Company has relations with that could be considered for future supplier financing transactions. If this service is not available, the entity may be required to increase its debt levels which may negatively impact its leverage ratios.

The table below shows the Company's financial obligations to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date). The amounts below represent the estimated undiscounted future cash flows, which include interests to be incurred and, accordingly, do not reconcile directly with the amounts presented in the consolidated balance sheet.

2025	Less than	Between	Between	Over 5 years	Total
	1 year	1 and 3 years	3 and 5 years
Loans and financings	153,014	478,025	433,708	1,581,443	2,646,190
Lease liabilities	54,233	60,421	9,980	17,354	141,988
Derivative financial instruments	11,646	91	20,600	-	32,337
Trade payables	500,025	-	-	-	500,025
Confirming payables	415,388	-	-	-	415,388
Salaries and payroll charges	83,597	-	-	-	83,597
Dividends payable	26,918	-	-	-	26,918
Related parties	-	4,695	-	-	4,695
Asset retirement and environmental obligations	39,326	51,641	118,247	376,092	585,306
Use of public assets	3,331	3,542	3,992	27,499	38,364
	1,287,478	598,415	586,527	2,002,388	4,474,808

2024	Less than	Between	Between	Over 5 years	Total
	1 year	1 and 3 years	3 and 5 years
Loans and financings	148,077	150,023	1,175,144	1,028,440	2,501,684
Lease liabilities	29,882	37,755	6,121	12,299	86,057
Derivative financial instruments	3,600	181	17	-	3,798
Trade payables	443,288	-	-	-	443,288
Confirming payables	268,175	-	-	-	268,175
Salaries and payroll charges	70,234	-	-	-	70,234
Dividends payable	3,707	-	-	-	3,707
Related parties	1,125	2,960	-	-	4,085
Asset retirement and environmental obligations	47,937	76,583	60,598	364,036	549,154
Use of public assets	1,457	3,180	3,585	28,226	36,448
	1,017,482	270,682	1,245,465	1,433,001	3,966,630

(d)	Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so it can continue to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

To maintain or adjust the capital structure, the Company may adjust the dividends level paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Company monitors capital mainly using the leverage ratio, calculated as net debt to Adjusted EBITDA.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for net income or operating income, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, management’s calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

	Note	2025	2024	2023
Loans and financings	24 (a)	1,705,984	1,762,633	1,725,566
Derivative financial instruments	16 (a)	(2,341)	(1,484)	2,600
Lease liabilities	23 (b)	121,134	95,899	77,405
Cash and cash equivalents	15 (a)	(515,871)	(620,537)	(457,259)
Financial investments		(5,687)	(19,693)	(11,058)
Net debt (i)		1,303,219	1,216,818	1,337,254

Net income (loss) for the year		223,144	(187,407)	(291,810)
Plus (less):
Depreciation and amortization	7	288,996	330,198	310,475
Share in the results of associates		(21,143)	(21,223)	(23,536)
Net financial results	10	187,365	369,460	167,058
Income tax expense (benefit)	11 (a)	108,605	115,556	(4,274)
Miscellaneous adjustments	2	(15,088)	107,496	248,128
Adjusted EBITDA (ii)		771,879	714,080	406,041

Leverage ratio (Net debt/Adjusted EBITDA)		1.68	1.70	3.29

(i) Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.

(ii) Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.